Operating expenses - Schedule of Other Operating Income (Expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Other non recurring expenses	€ (12)	€ (137)
Other non recurring income	5	3
Total other operating income and expenses	€ (7)	€ (134)